Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Consolidated Statement of Operations
Current income tax	$311	$272	$273
Deferred income tax	6	12	27
Income tax expense reported in the Consolidated Statement of Operations	$317	$284	$300

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate (34.43% from the year ended December 31, 2015, 2016 and 2017) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Profit (loss) before income taxes	$(27,085)	$(24,503)	$(25,860)
At France’s statutory income tax rate of 34.43%	(9,325)	(8,436)	(8,904)
Non-deductible share-based payment expense	299	386	564
Tax credits	(915)	(676)	(1,152)
Unrecognized benefit of tax loss carryforwards and permanent differences	10,258	9,010	9,792
Income tax expense reported in the Consolidated Statement of Operations	$317	$284	$300